INCOME TAXES - Components of tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Total current tax expense	$ 458	$ 712
Deferred tax expense (recovery):
Origination (reversal) of temporary differences	111	(129)
Revaluation of deferred tax balances due to legislative changes	0	(3)
Total deferred tax expense (recovery)	111	(132)
Total income tax expense	$ 569	$ 580